UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2016

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Loomis Sayles Bond Fund
(Institutional and Initial Class)
Semi-Annual Report
June 30, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2016
Rating	Percentage of Fund Investments
Aaa	19.57%
A1	0.11
A2	2.66
A3	6.47
Aa1	0.02
Baa1	3.58
Baa2	11.31
Baa3	9.14
Ba1	7.42
Ba2	5.42
Ba3	4.92
B1	5.83
B2	3.07
B3	5.44
CCC, CC, C	6.27
D	0.05
Equities	2.26
Not Rated	1.33
Short Term Investments	5.13
Total	100.00
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,085.10	$2.85
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.77
Initial Class
Actual	$1,000.00	$1,082.80	$4.66
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.52
* Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Institutional Class and 0.90% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.22%
$1,640,000	Michigan Tobacco Settlement Finance Authority 7.31%, 06/01/2034	$ 1,587,340
TOTAL ASSET-BACKED SECURITIES — 0.22% (Cost $1,639,842)		$ 1,587,340
CORPORATE BONDS AND NOTES
Basic Materials — 6.79%
	Alcoa Inc
140,000	5.87%, 02/23/2022	146,328
8,335,000	5.90%, 02/01/2027	8,460,025
255,000	6.75%, 01/15/2028	262,650
	ArcelorMittal
80,000	6.50%, 03/01/2021	82,200
895,000	8.00%, 10/15/2039	868,150
3,625,000	7.75%, 03/01/2041	3,452,813
3,565,000	Barminco Finance Property Ltd(b) 9.00%, 06/01/2018	3,172,850
	Barrick Gold Corp
520,000	5.80%, 11/15/2034	528,395
3,485,000	5.25%, 04/01/2042	3,557,139
2,825,000	Barrick North America Finance LLC(c) 5.75%, 05/01/2043	3,067,622
	Chemours Co
4,360,000	6.63%, 05/15/2023(c)	3,706,000
805,000	7.00%, 05/15/2025	675,194
914,000	Cliffs Natural Resources Inc(b) 8.00%, 09/30/2020	772,330
1,790,000	Essar Steel Algoma Inc(b)(d)(e)(f) 9.50%, 11/15/2019	331,150
	Freeport-McMoRan Inc
325,000	5.40%, 11/14/2034	258,375
3,585,000	5.45%, 03/15/2043	2,876,963
	Georgia-Pacific LLC
110,000	7.38%, 12/01/2025	146,592
700,000	7.25%, 06/01/2028	963,584
90,000	8.88%, 05/15/2031	144,160
3,910,000	Hercules Inc 6.50%, 06/30/2029	3,215,975
	Hexion Inc
1,000,000	9.00%, 11/15/2020	660,000
480,000	9.20%, 03/15/2021	243,600
2,220,000	7.88%, 02/15/2023	1,126,650
3,750,000	INVISTA Finance LLC(b) 4.25%, 10/15/2019	3,656,250
190,000	Methanex Corp 5.25%, 03/01/2022	194,433
2,080,000	Newmont Mining Corp 4.88%, 03/15/2042	2,056,702
600,000	Rain CII Carbon LLC / CII Carbon Corp(b) 8.25%, 01/15/2021	486,000
565,000	Rio Tinto Finance USA PLC(c) 4.13%, 08/21/2042	557,763
Principal Amount(a)		Fair Value
Basic Materials — (continued)
	United States Steel Corp(c)
$ 680,000	7.50%, 03/15/2022	$ 594,787
3,070,000	6.65%, 06/01/2037	2,056,900
		48,321,580
Communications — 7.11%
4,690,000	Alcatel-Lucent USA Inc 6.45%, 03/15/2029	4,889,325
24,300,000	America Movil SAB de CV MXP, 6.45%, 12/05/2022	1,273,313
2,490,000	AT&T Inc 3.95%, 01/15/2025	2,646,731
	CenturyLink Inc
860,000	7.60%, 09/15/2039	724,550
425,000	7.65%, 03/15/2042	359,125
3,930,000	Clear Channel Worldwide Holdings Inc 7.63%, 03/15/2020	3,739,395
770,000	Consolidated Communications Inc 6.50%, 10/01/2022	691,075
945,000	Cox Communications Inc(b) 4.80%, 02/01/2035	882,982
	DISH DBS Corp
1,640,000	5.00%, 03/15/2023	1,492,400
390,000	5.88%, 11/15/2024	362,700
775,000	Embarq Corp 8.00%, 06/01/2036	775,969
1,125,000	Frontier Communications Corp 11.00%, 09/15/2025	1,164,375
290,000	Lamar Media Corp(c) 5.00%, 05/01/2023	298,700
63,000	Motorola Solutions Inc 6.63%, 11/15/2037	69,278
280,000	Outfront Media Capital LLC / Outfront Media Capital Corp 5.25%, 02/15/2022	284,200
	Portugal Telecom International Finance
1,350,000	EUR, 5.00%, 11/04/2019	227,722
1,300,000	EUR, 4.50%, 06/16/2025	216,402
	Qwest Capital Funding Inc
150,000	7.63%, 08/03/2021	153,000
1,960,000	6.88%, 07/15/2028	1,587,600
3,500,000	7.75%, 02/15/2031	2,979,375
	Qwest Corp
500,000	7.25%, 09/15/2025	533,353
1,837,000	6.88%, 09/15/2033	1,811,464
	Sprint Capital Corp
5,474,000	6.88%, 11/15/2028	4,297,090
540,000	8.75%, 03/15/2032	461,700
	Sprint Communications Inc
606,000	6.00%, 12/01/2016	609,787
815,000	6.00%, 11/15/2022	641,323
	Sprint Corp
545,000	7.88%, 09/15/2023	445,538
215,000	7.13%, 06/15/2024	171,463
	Telecom Italia Capital SA
500,000	6.38%, 11/15/2033	496,875
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 940,000	6.00%, 09/30/2034	$ 897,700
	Telefonica Emisiones SAU
225,000	5.13%, 04/27/2020	248,362
200,000	GBP, 5.29%, 12/09/2022	310,762
400,000	GBP, 5.38%, 02/02/2026	637,947
525,000	7.05%, 06/20/2036	670,735
	Time Warner Cable Inc
35,000	5.88%, 11/15/2040	38,115
235,000	5.50%, 09/01/2041	246,840
200,000	4.50%, 09/15/2042	186,289
1,300,000	UPC Holding BV(b) EUR, 6.38%, 09/15/2022	1,525,275
	Viacom Inc
470,000	4.85%, 12/15/2034	438,177
65,000	4.38%, 03/15/2043	52,505
390,000	5.85%, 09/01/2043	391,028
1,065,000	5.25%, 04/01/2044	997,994
2,100,000	Videotron Ltd(b) CAD, 5.63%, 06/15/2025	1,659,991
400,000	Virgin Media Finance PLC(b) 6.00%, 10/15/2024	392,500
4,000,000	VTR Finance BV(b) 6.88%, 01/15/2024	3,987,920
	Windstream Services LLC(c)
2,015,000	7.75%, 10/01/2021	1,899,137
155,000	7.50%, 06/01/2022	139,500
1,795,000	7.50%, 04/01/2023	1,602,037
		50,609,624
Consumer, Cyclical — 14.56%
234,302	Air Canada 2013-1 Class B Pass Through Trust(b) 5.38%, 05/15/2021	235,473
350,179	American Airlines 2013-1 Class A Pass Through Trust 4.00%, 07/15/2025	369,439
171,217	American Airlines 2013-1 Class B Pass Through Trust(b) 5.63%, 01/15/2021	176,354
5,410,611	American Airlines 2013-2 Class A Pass Through Trust 4.95%, 01/15/2023	5,884,039
6,950,000	American Airlines 2016-1 Class B Pass Through Trust 5.25%, 01/15/2024	7,245,375
7,440,000	American Airlines Group Inc(b)(c) 5.50%, 10/01/2019	7,365,600
241,523	Atlas Air 1998-1 Class B Pass Through Trust(g) 7.68%, 01/02/2018	245,749
143,069	Atlas Air 1999-1 Class B Pass Through Trust(g) 7.63%, 01/02/2018	143,069
446,298	Atlas Air 1999-1 Class C Pass Through Trust(g)(h) 8.77%, 01/02/2011	459,687
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 138,100	Atlas Air 2000-1 Class B Pass Through Trust(g) 9.06%, 01/02/2018	$ 140,172
1,360,000	Beazer Homes USA Inc 7.25%, 02/01/2023	1,111,800
13,580,000	Best Buy Co Inc 5.00%, 08/01/2018	14,301,370
5,013	Continental Airlines 2000-2 Class B Pass Through Trust 8.31%, 04/02/2018	5,339
73,074	Continental Airlines 2012-1 Class B Pass Through Trust 6.25%, 04/11/2020	77,751
645,000	Continental Airlines 2012-3 Class C Pass Through Trust 6.13%, 04/29/2018	678,862
837,207	Delta Air Lines 2007-1 Class A Pass Through Trust 6.82%, 08/10/2022	972,834
185,374	Delta Air Lines 2009-1 Series B Pass Through Trust 9.75%, 12/17/2016	192,790
	Dillard's Inc
430,000	6.63%, 01/15/2018	454,725
500,000	7.88%, 01/01/2023	582,500
1,070,000	7.75%, 07/15/2026	1,223,866
850,000	Foot Locker Inc 8.50%, 01/15/2022	1,005,125
	Ford Motor Co
155,000	6.50%, 08/01/2018(c)	170,504
245,000	7.13%, 11/15/2025	303,308
265,000	7.50%, 08/01/2026	334,683
50,000	6.63%, 02/15/2028	60,070
755,000	6.63%, 10/01/2028	954,360
2,080,000	6.38%, 02/01/2029	2,561,595
2,035,000	7.45%, 07/16/2031	2,728,658
920,000	7.40%, 11/01/2046	1,290,199
10,770,000	Ford Motor Credit Co LLC 4.39%, 01/08/2026	11,757,049
1,215,000	GameStop Corp(b)(c) 5.50%, 10/01/2019	1,202,850
	General Motors Co
295,000	5.20%, 04/01/2045	292,264
495,000	6.75%, 04/01/2046	587,162
	General Motors Financial Co Inc
1,210,000	4.38%, 09/25/2021	1,276,851
2,330,000	5.25%, 03/01/2026	2,532,908
2,595,000	Group 1 Automotive Inc 5.00%, 06/01/2022	2,556,075
2,625,000	Ingram Micro Inc 5.25%, 09/01/2017	2,697,844
166,000	JC Penney Corp Inc 6.38%, 10/15/2036	125,695
	K Hovnanian Enterprises Inc
445,000	7.00%, 01/15/2019(b)	302,600
680,000	8.00%, 11/01/2019(b)	465,800
45,000	5.00%, 11/01/2021	32,400
450,000	KB Home 4.75%, 05/15/2019	451,125
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Lennar Corp
$1,760,000	4.50%, 06/15/2019	$ 1,826,704
1,330,000	4.75%, 11/15/2022	1,351,612
50,000	Macy's Retail Holdings Inc 4.50%, 12/15/2034	44,294
	New Albertsons Inc
805,000	7.75%, 06/15/2026	784,875
4,275,000	6.63%, 06/01/2028	3,804,750
4,905,000	7.45%, 08/01/2029	4,757,850
75,000	8.70%, 05/01/2030	75,000
1,500,000	8.00%, 05/01/2031	1,485,000
	PulteGroup Inc
1,000,000	6.38%, 05/15/2033	1,037,500
3,870,000	6.00%, 02/15/2035	3,850,650
665,000	Toro Co 6.63%, 05/01/2037	801,157
1,395,000	Toys R Us Inc 7.38%, 10/15/2018	1,185,750
	TRI Pointe Holdings Inc
415,000	4.38%, 06/15/2019	417,075
5,000	5.88%, 06/15/2024	5,081
313,976	United Airlines 2007-1 Pass Through Trust 6.64%, 07/02/2022	332,815
58,516	United Airlines 2009-1 Pass Through Trust 10.40%, 11/01/2016	60,126
1,004,006	United Airlines 2014-1 Class A Pass Through Trust 4.00%, 04/11/2026	1,058,705
525,566	US Airways 2011-1 Class A Pass Through Trust 7.13%, 10/22/2023	622,795
1,123,220	US Airways 2012-1 Class A Pass Through Trust 5.90%, 10/01/2024	1,286,087
1,966,527	US Airways 2012-1 Class B Pass Through Trust 8.00%, 10/01/2019	2,176,984
776,357	US Airways 2012-2 Class A Pass Through Trust 4.63%, 06/03/2025	826,905
240,000	Wagamama Finance PLC(b) GBP, 7.88%, 02/01/2020	325,093
		103,672,727
Consumer, Non-Cyclical — 4.18%
475,000	Avon Products Inc 8.70%, 03/15/2043	346,750
430,000	BioScrip Inc 8.88%, 02/15/2021	397,750
620,000	Boston Scientific Corp 6.00%, 01/15/2020	705,796
285,000	Delhaize Group 5.70%, 10/01/2040	333,050
970,000	DS Services of America Inc(b) 10.00%, 09/01/2021	1,088,825
	HCA Inc
395,000	7.50%, 12/15/2023	414,750
575,000	8.36%, 04/15/2024	649,750
765,000	7.69%, 06/15/2025	818,550
1,115,000	7.58%, 09/15/2025	1,181,900
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$2,505,000	7.05%, 12/01/2027	$ 2,542,575
725,000	7.50%, 11/06/2033	771,672
175,000	7.75%, 07/15/2036	182,000
3,895,000	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance Inc(b) 7.88%, 10/01/2022	3,719,725
	RR Donnelley & Sons Co
265,000	7.88%, 03/15/2021	274,275
1,970,000	7.00%, 02/15/2022	1,930,600
105,000	6.50%, 11/15/2023	97,650
1,010,000	6.00%, 04/01/2024	898,274
1,140,000	ServiceMaster Co LLC 7.45%, 08/15/2027	1,171,350
3,195,000	SUPERVALU Inc(c) 6.75%, 06/01/2021	2,683,736
	Tenet Healthcare Corp
1,985,000	5.00%, 03/01/2019	1,920,487
1,180,000	6.75%, 06/15/2023	1,129,850
425,000	6.88%, 11/15/2031	342,656
	United Rentals North America Inc
445,000	7.63%, 04/15/2022	475,037
775,000	6.13%, 06/15/2023	806,969
4,850,000	5.75%, 11/15/2024	4,886,375
		29,770,352
Energy — 5.88%
1,012,004	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	1,042,301
	Anadarko Petroleum Corp
520,000	3.45%, 07/15/2024	508,269
820,000	4.50%, 07/15/2044	753,114
	Baytex Energy Corp(b)
30,000	5.13%, 06/01/2021	25,125
45,000	5.63%, 06/01/2024	36,225
2,035,000	Bellatrix Exploration Ltd(b) 8.50%, 05/15/2020	1,404,150
	California Resources Corp
205,000	5.00%, 01/15/2020	108,138
3,395,000	5.50%, 09/15/2021	1,714,475
450,000	6.00%, 11/15/2024	220,500
	Chesapeake Energy Corp
315,000	7.25%, 12/15/2018(c)	274,050
390,000	6.63%, 08/15/2020	273,975
35,000	6.88%, 11/15/2020	24,325
1,175,000	6.13%, 02/15/2021	793,125
2,965,000	4.88%, 04/15/2022	1,882,775
190,000	5.75%, 03/15/2023	121,600
	Continental Resources Inc
100,000	4.50%, 04/15/2023	93,250
545,000	3.80%, 06/01/2024(c)	475,513
395,000	DCP Midstream LLC(b) 6.45%, 11/03/2036	345,625
	Devon Energy Corp
3,115,000	3.25%, 05/15/2022(c)	3,020,911
2,570,000	5.85%, 12/15/2025	2,834,928
	Enbridge Energy Partners LP
1,750,000	5.88%, 10/15/2025(c)	1,935,353
1,665,000	7.38%, 10/15/2045	2,029,312
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 500,000	EQT Corp 8.13%, 06/01/2019	$ 550,847
860,000	FTS International Inc 6.25%, 05/01/2022	335,400
200,000	Global Marine Inc(c) 7.00%, 06/01/2028	134,000
760,000	Halcon Resources Corp 8.88%, 05/15/2021	152,000
600,000	IFM US Colonial Pipeline 2 LLC(b) 6.45%, 05/01/2021	659,761
250,000	Kinder Morgan Inc 7.80%, 08/01/2031	280,526
	MPLX LP(b)
80,000	4.50%, 07/15/2023	77,538
295,000	4.88%, 06/01/2025	288,310
2,700,000	Newfield Exploration Co 5.63%, 07/01/2024	2,700,000
	ONEOK Partners LP
225,000	4.90%, 03/15/2025(c)	235,952
70,000	6.20%, 09/15/2043	74,369
	Paragon Offshore PLC(b)(d)(h)
741,000	6.75%, 07/15/2022(f)	222,300
1,714,000	7.25%, 08/15/2024	514,200
1,075,000	Petrobras Global Finance BV 5.63%, 05/20/2043	763,250
2,135,000	Precision Drilling Corp 5.25%, 11/15/2024	1,708,000
	QEP Resources Inc
408,000	6.88%, 03/01/2021(c)	412,080
405,000	5.38%, 10/01/2022	377,663
1,120,000	5.25%, 05/01/2023	1,030,400
	Range Resources Corp
1,455,000	5.00%, 08/15/2022(c)	1,371,337
490,000	5.00%, 03/15/2023(c)	459,375
965,000	4.88%, 05/15/2025	919,163
	Sabine Pass Liquefaction LLC
1,110,000	5.63%, 02/01/2021	1,121,100
215,000	5.63%, 03/01/2025	214,194
3,205,000	Sidewinder Drilling Inc(b) 9.75%, 11/15/2019	176,275
4,340,000	Transcontinental Gas Pipe Line Co LLC(b) 7.85%, 02/01/2026	5,401,139
	Transocean Inc
370,000	8.13%, 12/15/2021(c)	312,650
1,090,000	5.05%, 10/15/2022	771,175
700,000	Western Refining Logistics LP / WNRL Finance Corp 7.50%, 02/15/2023	689,500
		41,869,543
Financial — 18.23%
100,000	AGFC Capital Trust I(b)(i) 6.00%, 01/15/2067	46,000
	Ally Financial Inc
552,000	8.00%, 12/31/2018	603,060
1,500,000	3.50%, 01/27/2019	1,490,625
3,770,000	5.13%, 09/30/2024(c)	3,840,687
869,000	8.00%, 11/01/2031	1,005,867
Principal Amount(a)		Fair Value
Financial — (continued)
	American International Group Inc
$ 60,000	4.88%, 06/01/2022	$ 66,842
75,000	4.13%, 02/15/2024	79,120
	Bank of America Corp
50,000	EUR, 0.29%, 09/14/2018(i)	54,729
800,000	5.49%, 03/15/2019	864,963
1,724,000	7.63%, 06/01/2019	1,995,408
800,000	3.30%, 01/11/2023	823,318
450,000	4.25%, 10/22/2026	466,690
1,900,000	6.11%, 01/29/2037	2,255,203
850,000	Camden Property Trust 5.70%, 05/15/2017	879,215
	Citigroup Inc
4,010,000	NZD, 6.25%, 06/29/2017	2,941,585
100,000	EUR, 1.01%, 11/30/2017(i)	110,870
5,925,000	3.50%, 05/15/2023	6,046,563
3,107,943	Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust(b) 6.13%, 11/30/2019	3,198,073
2,125,000	Fidelity National Financial Inc 5.50%, 09/01/2022	2,342,887
1,900,000	Forethought Financial Group Inc(b)(d) 8.63%, 04/15/2021	2,080,810
	Genworth Holdings Inc
1,005,000	4.90%, 08/15/2023	756,263
415,000	4.80%, 02/15/2024(c)	310,213
450,000	6.50%, 06/15/2034	316,125
	Goldman Sachs Group Inc
8,135,000	CAD, 3.55%, 02/12/2021(d)	6,631,793
1,600,000	6.75%, 10/01/2037	1,973,654
2,520,000	HBOS PLC(b) 6.75%, 05/21/2018	2,702,960
	Highwoods Realty LP
2,640,000	5.85%, 03/15/2017	2,714,728
2,200,000	7.50%, 04/15/2018	2,400,596
	International Lease Finance Corp
290,000	8.25%, 12/15/2020	342,873
1,105,000	4.63%, 04/15/2021	1,138,150
1,385,000	5.88%, 08/15/2022	1,499,262
	iStar Financial Inc
110,000	5.85%, 03/15/2017	111,375
575,000	7.13%, 02/15/2018	589,375
350,000	4.88%, 07/01/2018	337,750
345,000	Jefferies Finance LLC / JFIN Co-Issuer Corp(b) 6.88%, 04/15/2022	296,700
	Jefferies Group LLC
265,000	5.13%, 04/13/2018	277,177
975,000	6.88%, 04/15/2021	1,107,295
1,165,000	5.13%, 01/20/2023	1,223,844
705,000	6.45%, 06/08/2027	783,143
1,140,000	6.25%, 01/15/2036	1,146,330
1,335,000	JPMorgan Chase & Co NZD, 4.25%, 11/02/2018	971,080
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,200,408
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 570,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7.38%, 10/01/2017	$ 577,125
2,472,000	Lloyds Banking Group PLC(b) 4.58%, 12/10/2025	2,484,998
600,000	MBIA Insurance Corp(b)(i) 11.89%, 01/15/2033	222,000
245,000	MetLife Capital Trust X(b) 9.25%, 04/08/2038	336,217
1,355,000	MetLife Inc 10.75%, 08/01/2039	2,106,347
	Morgan Stanley
300,000	1.08%, 10/18/2016(i)	300,112
1,025,000	AUD, 4.75%, 11/16/2018	791,748
435,000	5.75%, 01/25/2021	495,963
2,225,000	CAD, 3.13%, 08/05/2021	1,786,837
570,000	3.75%, 02/25/2023	603,730
11,545,000	4.10%, 05/22/2023	11,970,572
3,895,000	4.35%, 09/08/2026	4,074,626
3,005,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	3,901,184
	Navient Corp
100,000	4.63%, 09/25/2017	100,750
2,175,000	8.45%, 06/15/2018	2,351,719
345,000	5.50%, 01/15/2019	345,656
1,015,000	4.88%, 06/17/2019	979,475
190,000	5.50%, 01/25/2023(c)	166,725
1,035,000	6.13%, 03/25/2024	908,212
395,000	5.88%, 10/25/2024	337,725
3,035,000	5.63%, 08/01/2033	2,132,087
2,120,000	Old Republic International Corp 4.88%, 10/01/2024	2,264,429
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	641,838
1,060,000	Quicken Loans Inc(b) 5.75%, 05/01/2025	1,022,900
	Royal Bank of Scotland Group PLC
70,000	EUR, 5.25%, Perpetual(j)	71,099
905,000	EUR, 5.50%, Perpetual(j)	924,896
620,000	6.10%, 06/10/2023	634,098
1,185,000	6.00%, 12/19/2023	1,204,116
	Royal Bank of Scotland PLC
50,000	EUR, 4.35%, 01/23/2017	56,320
400,000	EUR, 6.93%, 04/09/2018	479,415
50,000	EUR, 4.63%, 09/22/2021(i)	54,725
7,800,000	Santander Issuances SAU 5.18%, 11/19/2025	7,792,457
	Societe Generale SA(b)
1,700,000	5.92%, Perpetual(c)(i)(j)	1,714,161
3,560,000	4.75%, 11/24/2025	3,637,423
3,285,000	5.63%, 11/24/2045	3,413,539
	Springleaf Finance Corp
900,000	6.50%, 09/15/2017	929,250
1,325,000	5.25%, 12/15/2019	1,233,906
2,545,000	6.00%, 06/01/2020	2,382,756
2,055,000	7.75%, 10/01/2021(c)	1,977,937
825,000	8.25%, 10/01/2023	783,750
Principal Amount(a)		Fair Value
Financial — (continued)
	XLIT Ltd
$ 575,000	6.38%, 11/15/2024	$ 691,549
725,000	6.25%, 05/15/2027	872,372
		129,780,353
Industrial — 4.30%
	AECOM Technology Corp
215,000	5.75%, 10/15/2022	219,300
225,000	5.88%, 10/15/2024	230,625
159,000	Agilent Technologies Inc 6.50%, 11/01/2017	168,188
1,650,000	APL Ltd 8.00%, 01/15/2024	1,089,000
2,390,000	Atrium Windows & Doors Inc(b) 7.75%, 05/01/2019	2,186,850
	Bombardier Inc(b)
6,985,000	6.00%, 10/15/2022	5,972,175
1,550,000	CAD, 7.35%, 12/22/2026	1,019,776
425,000	Cleaver-Brooks Inc(b) 8.75%, 12/15/2019	421,813
950,000	Corning Inc 7.25%, 08/15/2036	1,147,737
740,000	Gates Global LLC / Gates Global Co(b) 6.00%, 07/15/2022	647,500
	General Electric Capital Corp
400,000	NZD, 6.75%, 09/26/2016	287,842
680,000	NZD, 5.50%, 02/01/2017	491,837
	Masco Corp
1,000,000	7.75%, 08/01/2029	1,181,488
1,620,000	6.50%, 08/15/2032	1,723,275
1,025,000	Meccanica Holdings USA Inc(b) 6.25%, 01/15/2040	955,813
386,000	Missouri Pacific Railroad Co 5.00%, 01/01/2045	377,562
865,000	Owens Corning 7.00%, 12/01/2036	1,055,345
3,930,000	Rock-Tenn Co 4.00%, 03/01/2023	4,103,470
	Sealed Air Corp(b)
105,000	4.88%, 12/01/2022	108,019
1,790,000	5.50%, 09/15/2025	1,863,837
	TransDigm Inc
2,200,000	7.50%, 07/15/2021	2,332,000
837,000	6.50%, 07/15/2024	849,036
780,000	6.50%, 05/15/2025	781,950
375,000	Transfield Services Ltd(b) 8.38%, 05/15/2020	400,313
	Westvaco Corp
485,000	8.20%, 01/15/2030	651,069
230,000	7.95%, 02/15/2031	306,931
		30,572,751
Technology — 1.24%
495,000	Advanced Micro Devices Inc(c) 7.00%, 07/01/2024	418,275
2,445,000	Amkor Technology Inc 6.38%, 10/01/2022	2,353,312
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
	Diamond 1 Finance Corp / Diamond 2 Finance Corp(b)
$1,240,000	6.02%, 06/15/2026	$ 1,292,684
1,575,000	8.10%, 07/15/2036	1,697,926
1,130,000	8.35%, 07/15/2046	1,214,873
1,250,000	Hewlett Packard Enterprise Co(b) 6.35%, 10/15/2045	1,244,545
750,000	Micron Technology Inc(b) 5.63%, 01/15/2026	624,375
		8,845,990
Utilities — 1.35%
2,505,000	AES Corp 4.88%, 05/15/2023	2,473,687
983,445	Bruce Mansfield Unit 1 2007 Pass Through Trust 6.85%, 06/01/2034	967,937
1,587,000	DPL Inc 6.75%, 10/01/2019	1,610,805
2,210,000	EDP Finance BV(b) 4.13%, 01/15/2020	2,279,836
1,900,000	Enel Finance International NV(b) 6.00%, 10/07/2039	2,245,289
		9,577,554
TOTAL CORPORATE BONDS AND NOTES — 63.64% (Cost $445,499,448)		$ 453,020,474
CONVERTIBLE BONDS
Basic Materials — 0.04%
215,000	RPM International Inc 2.25%, 12/15/2020	249,400
Communications — 1.18%
	Ciena Corp
3,825,000	0.88%, 06/15/2017	3,779,578
1,045,000	3.75%, 10/15/2018(b)	1,219,384
1,140,000	JDS Uniphase Corp 0.63%, 08/15/2033	1,110,788
56,991	Liberty Interactive LLC 3.50%, 01/15/2031	29,279
2,260,000	Priceline Group Inc 0.90%, 09/15/2021	2,288,250
		8,427,279
Consumer, Cyclical — 0.21%
540,000	CalAtlantic Group Inc 0.25%, 06/01/2019	499,838
155,000	Iconix Brand Group Inc 1.50%, 03/15/2018	125,356
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 935,000	KB Home 1.38%, 02/01/2019	$ 892,925
		1,518,119
Consumer, Non-Cyclical — 0.03%
160,000	Hologic Inc(k) 2.00%, 03/01/2042	205,200
Energy — 1.18%
	Chesapeake Energy Corp
3,640,000	2.50%, 05/15/2037	3,357,900
6,250,000	2.25%, 12/15/2038(c)	5,031,250
		8,389,150
Financial — 0.35%
195,000	Jefferies Group LLC 3.88%, 11/01/2029	197,438
1,810,000	Old Republic International Corp 3.75%, 03/15/2018	2,312,275
		2,509,713
Industrial — 0.02%
95,000	Trinity Industries Inc 3.88%, 06/01/2036	102,719
Technology — 3.79%
1,335,000	Brocade Communications Systems Inc 1.38%, 01/01/2020	1,309,969
	Intel Corp
4,565,000	2.95%, 12/15/2035	5,903,116
6,090,000	3.25%, 08/01/2039	9,900,056
1,070,000	Microchip Technology Inc 1.63%, 02/15/2025	1,184,356
	Nuance Communications Inc
3,497,000	1.50%, 11/01/2035	3,378,976
840,000	1.00%, 12/15/2035(b)	738,150
2,435,000	ON Semiconductor Corp 1.00%, 12/01/2020	2,176,281
2,505,000	Rovi Corp 0.50%, 03/01/2020	2,367,225
		26,958,129
TOTAL CONVERTIBLE BONDS — 6.80% (Cost $42,771,860)		$ 48,359,709
FOREIGN GOVERNMENT BONDS AND NOTES
	Canadian Government Bond
35,340,000	CAD, 0.25%, 05/01/2017	27,293,821
8,945,000	CAD, 1.25%, 09/01/2018	7,033,521
3,625,000	CAD, 0.75%, 09/01/2020	2,829,124
17,325,000	Inter-American Development Bank NZD, 6.00%, 12/15/2017	12,952,001
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Mexican Bonos
$ 835,000(l)	MXP, 6.50%, 06/10/2021	$ 4,772,812
845,500 (l)	MXP, 8.00%, 12/07/2023	5,256,718
1,145,000 (l)	MXP, 10.00%, 12/05/2024	8,030,485
335,000 (l)	MXP, 7.50%, 06/03/2027	2,049,198
85,000 (l)	MXP, 8.50%, 05/31/2029	559,854
115,000 (l)	MXP, 7.75%, 05/29/2031	717,083
	New South Wales Treasury Corp
8,775,000	AUD, 6.00%, 02/01/2018	6,981,192
10,505,000	AUD, 3.50%, 03/20/2019	8,203,002
12,670,000	New Zealand Government Bond NZD, 5.00%, 03/15/2019	9,746,906
	Norway Government Bond(b)
34,725,000	NOK, 4.25%, 05/19/2017	4,283,925
9,545,000	NOK, 4.50%, 05/22/2019	1,271,967
6,650,000	NOK, 3.75%, 05/25/2021	914,285
6,700,000	Portugal Government International Bond(b) 5.13%, 10/15/2024	6,698,057
225,217	Province of Alberta Canada CAD, 5.93%, 09/16/2016	176,056
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 15.42% (Cost $124,933,808)		$ 109,770,007
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.08%
200,000	GS Mortgage Securities Trust(i) Series 2007-GG10 Class AM 5.99%, 08/10/2045	180,580
533,595	Institutional Mortgage Securities Canada Inc(b) Series 2014-5A Class A1 CAD, 2.00%, 07/12/2047	410,115
TOTAL MORTGAGE-BACKED SECURITIES — 0.08% (Cost $695,556)		$ 590,695
MUNICIPAL BONDS AND NOTES
955,000	State of Illinois 5.52%, 04/01/2038	889,496
Principal Amount(a)		Fair Value
Municipal Bonds and Notes — (continued)
$ 3,485,000	Tobacco Settlement Financing Corp 6.71%, 06/01/2046	$ 2,933,917
TOTAL MUNICIPAL BONDS AND NOTES — 0.54% (Cost$4,426,798)		$ 3,823,413
U.S. TREASURY BONDS AND NOTES
61,865,000	United States Treasury Note/Bond 0.75%, 10/31/2017	62,014,837
TOTAL U.S. TREASURY BONDS AND NOTES — 8.71% (Cost $61,767,315)		$ 62,014,837
Shares
COMMON STOCK
Basic Materials — 0.20%
175,763	ArcelorMittal (c)(m)	819,056
39,217	Cliffs Natural Resources Inc(c)(m)	222,360
3,961	PPG Industries Inc	412,538
		1,453,954
Consumer, Cyclical — 0.30%
172,110	Ford Motor Co	2,163,423
Energy — 0.04%
42,007	Chesapeake Energy Corp(c)(m)	179,790
65,662	Hercules Offshore Inc(m)	91,270
		271,060
Industrial — 0.22%
51,679	Corning Inc	1,058,386
26,029	Owens-Illinois Inc(m)	468,782
		1,527,168
TOTAL COMMON STOCK — 0.76% (Cost $11,506,544)		$ 5,415,605
CONVERTIBLE PREFERRED STOCK
Energy — 0.01%
240	Chesapeake Energy Corp, 5.75%(b)	64,050
Financial — 0.39%
976	Crown Castle International Corp, 4.50%	117,959
35,349	FelCor Lodging Trust Inc Series A, 1.95%(c)	887,041
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
34,909	Weyerhaeuser Co Series A, 6.38%	$ 1,755,225
		2,760,225
Industrial — 0.21%
12,500	Stanley Black & Decker Inc Series A, 6.25%	1,451,250
Utilities — 0.04%
6,004	AES Trust III Series A, 6.75%	312,208
TOTAL CONVERTIBLE PREFERRED STOCK — 0.65% (Cost $4,518,440)		$ 4,587,733
PREFERRED STOCK
Basic Materials — 0.17%
37,475	Alcoa Inc	1,230,822
Communications — 0.00%
742	Cincinnati Bell Inc(c)	36,520
Energy — 0.25%
9,974	Chesapeake Energy Corp	240,899
30,000	El Paso Energy Capital Trust I	1,545,000
		1,785,899
Financial — 0.36%
1,484	Bank of America Corp	1,765,960
267	iStar Financial Inc	12,092
10,955	SLM Corp	537,343
3,200	Welltower Inc	217,100
		2,532,495
Utilities — 0.14%
25,000	Southern California Edison Co	633,750
3,600	Union Electric Co	349,200
		982,950
TOTAL PREFERRED STOCK — 0.92% (Cost $6,029,173)		$ 6,568,686
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.21%
$8,625,000	Federal Home Loan Bank 0.28%, 07/01/2016	$ 8,625,000
Repurchase Agreements — 4.07%
6,886,957	Undivided interest of 14.41% in a repurchase agreement (principal amount/value $47,815,459 with a maturity value of $47,816,043) with Merrill Lynch, Pierce, Fenner & Smith, 0.44%, dated 6/30/16 to be repurchased at $6,886,957 on 7/1/16 collateralized by Government National Mortgage Association securities, 4.00%, 3/20/46 - 5/20/46, with a value of $48,771,768.(n)	6,886,957
6,886,957	Undivided interest of 15.20% in a repurchase agreement (principal amount/value $45,326,673 with a maturity value of $45,327,177) with HSBC Securities (USA) Inc, 0.40%, dated 6/30/16 to be repurchased at $6,886,957 on 7/1/16 collateralized by various U.S. Government Agency securities, 3.00% - 8.00%, 8/1/22 - 6/1/46, with a value of $46,233,342.(n)	6,886,957
6,886,957	Undivided interest of 6.26% in a repurchase agreement (principal amount/value $110,040,824 with a maturity value of $110,042,169) with Citigroup Global Markets Inc, 0.44%, dated 6/30/16 to be repurchased at $6,886,957 on 7/1/16 collateralized by U.S. Treasury securities and Government National Mortgage Association securities, 0.50% - 7.50%, 4/30/17 - 3/15/57, with a value of $112,241,646.(n)	6,886,957
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$6,886,957	Undivided interest of 6.36% in a repurchase agreement (principal amount/value $108,390,515 with a maturity value of $108,392,020) with Daiwa Capital Markets America Inc, 0.50%, dated 6/30/16 to be repurchased at $6,886,957 on 7/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 7/7/16 - 2/1/49, with a value of $110,558,327.(n)
$ 6,886,957
1,449,491	Undivided interest of 6.86% in a repurchase agreement (principal amount/value $21,138,401 with a maturity value of $21,138,648) with RBC Capital Markets Corp, 0.42%, dated 6/30/16 to be repurchased at $1,449,491 on 7/1/16 collateralized by U.S. Treasury securities, 0.63% - 2.25%, 5/31/17 - 11/15/25, with a value of $21,561,169.(n)	1,449,491
28,997,319
SHORT TERM INVESTMENTS — 5.28% (Cost $37,622,319)		$ 37,622,319
TOTAL INVESTMENTS — 103.02% (Cost $741,411,103)		$ 733,360,818
OTHER ASSETS & LIABILITIES, NET — (3.02)%		$ (21,523,138)
TOTAL NET ASSETS — 100.00%		$ 711,837,680
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 30, 2016, the aggregate cost and fair value of 144A securities was $113,622,980 and $107,416,877, respectively, representing 15.09% of net assets.
(c)	All or a portion of the security is on loan at June 30, 2016.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Security in default; no interest payments received during the last 12 months. At June 30, 2016, the aggregate cost and fair value of such securities was $1,633,645 and $331,150, respectively, representing 0.05% of net assets.
(f)	Security in bankruptcy at June 30, 2016.
(g)	Security is fair valued under procedures adopted by the Board of Directors.
(h)	Security in default; some interest payments received during the last 12 months. At June 30, 2016, the aggregate cost and fair value of such securities was $2,901,298 and $1,196,187, respectively, representing 0.17% of net assets.
(i)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
(j)	Security has no contractual maturity date and pays an indefinite stream of interest.
(k)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2016. Maturity date disclosed represents final maturity date.
(l)	Principal amount is stated in 100 Mexican Peso Units.
(m)	Non-income producing security.
(n)	Collateral received for securities on loan.
LP	Limited Partnership
At June 30, 2016, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
Essar Steel Algoma Inc	9.50%	11/15/2019	02/03/2015	$1,633,645	$331,150	0.05%
Forethought Financial Group Inc	8.63	04/15/2021	04/15/2011	1,900,000	2,080,810	0.29
Goldman Sachs Group Inc	3.55	02/12/2021	02/05/2014	7,335,925	6,631,793	0.93
Paragon Offshore PLC	6.75	07/15/2022	07/11/2014	741,000	222,300	0.03
Paragon Offshore PLC	7.25	08/15/2024	07/11/2014	1,714,000	514,200	0.07
				$13,324,570	$9,780,253	1.37%
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
Great-West Loomis Sayles Bond Fund
ASSETS:
Investments in securities, fair value (including $28,198,031 of securities on loan)(a)	$704,363,499
Repurchase agreements, fair value(b)	28,997,319
Cash	348,550
Cash denominated in foreign currencies, fair value(c)	93,552
Subscriptions receivable	461,798
Receivable for investments sold	568,259
Dividends and interest receivable	8,070,034
Total Assets	742,903,011
LIABILITIES:
Payable to investment adviser	320,920
Payable for administrative services fees	95,431
Payable upon return of securities loaned	28,997,319
Redemptions payable	1,651,661
Total Liabilities	31,065,331
NET ASSETS	$711,837,680
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,694,788
Paid-in capital in excess of par	717,298,767
Net unrealized depreciation	(8,049,859)
Overdistributed net investment income	(91,330)
Accumulated net realized loss	(4,014,686)
NET ASSETS	$711,837,680
NET ASSETS BY CLASS
Initial Class	$331,709,710
Institutional Class	$380,127,970
CAPITAL STOCK:
Authorized
Initial Class	80,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	26,242,852
Institutional Class	40,705,023
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$12.64
Institutional Class	$9.34
(a) Cost of investments	$712,413,784
(b) Cost of repurchase agreements	$28,997,319
(c) Cost of cash denominated in foreign currencies	$93,126
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
Great-West Loomis Sayles Bond Fund
INVESTMENT INCOME:
Interest	$18,317,245
Income from securities lending	136,754
Dividends	454,745
Total Income	18,908,744
EXPENSES:
Management fees	1,922,840
Administrative services fees – Initial Class	561,300
Total Expenses	2,484,140
NET INVESTMENT INCOME	16,424,604
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(4,293,086)
Net change in unrealized appreciation on investments and foreign currency translations	44,534,789
Net Realized and Unrealized Gain	40,241,703
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$56,666,307
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Loomis Sayles Bond Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$16,424,604	$29,149,671
Net realized loss	(4,293,086)	(1,248,313)
Net change in unrealized appreciation (depreciation)	44,534,789	(79,251,836)
Net Increase (Decrease) in Net Assets Resulting from Operations	56,666,307	(51,350,478)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(5,753,193)	(8,851,162)
Institutional Class	(9,920,035)	(13,226,418)
From net investment income	(15,673,228)	(22,077,580)
From net realized gains
Initial Class	-	(4,537,513)
Institutional Class	-	(6,227,242)
From net realized gains	0	(10,764,755)
Total Distributions	(15,673,228)	(32,842,335)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	43,632,396	140,797,875
Institutional Class	35,168,870	498,908,437
Shares issued in reinvestment of distributions
Initial Class	5,753,193	13,388,675
Institutional Class	9,920,035	19,453,660
Shares redeemed
Initial Class	(64,505,643)	(573,316,689)
Institutional Class	(79,056,031)	(75,579,430)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(49,087,180)	23,652,528
Total Decrease in Net Assets	(8,094,101)	(60,540,285)
NET ASSETS:
Beginning of Period	719,931,781	780,472,066
End of Period(a)	$711,837,680	$719,931,781
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	3,552,864	10,837,424
Institutional Class	3,889,497	50,325,762
Shares issued in reinvestment of distributions
Initial Class	459,154	1,077,349
Institutional Class	1,071,278	2,114,034
Shares redeemed
Initial Class	(5,296,246)	(43,514,486)
Institutional Class	(8,695,739)	(7,999,809)
Net Increase (Decrease)	(5,019,192)	12,840,274
(a)Including overdistributed net investment income:	$(91,330)	$(842,706)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(a)
Initial Class
06/30/2016	$11.88	0.27 (b)	0.71	0.98	(0.22)	-	(0.22)	$12.64	8.28% (c)
12/31/2015	$13.20	0.46 (b)	(1.31)	(0.85)	(0.31)	(0.16)	(0.47)	$11.88	(6.55%)
12/31/2014	$13.72	0.50 (b)	(0.02)	0.48	(0.53)	(0.47)	(1.00)	$13.20	3.45%
12/31/2013	$13.28	0.55 (b)	0.50	1.05	(0.47)	(0.14)	(0.61)	$13.72	8.04%
12/31/2012	$12.08	0.67 (b)	1.25	1.92	(0.64)	(0.08)	(0.72)	$13.28	16.03%
12/31/2011	$12.28	0.72	(0.17)	0.55	(0.75)	-	(0.75)	$12.08	4.43%
Institutional Class
06/30/2016	$ 8.84	0.22 (b)	0.53	0.75	(0.25)	-	(0.25)	$ 9.34	8.51% (c)
12/31/2015 (d)	$10.00	0.26 (b)	(0.97)	(0.71)	(0.31)	(0.14)	(0.45)	$ 8.84	(7.17%) (c)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Initial Class
06/30/2016	$331,710	0.90% (f)	0.90% (f)	N/A	4.51% (f)	12% (c)
12/31/2015	$327,015	0.90%	0.90%	N/A	3.58%	35%
12/31/2014	$780,472	0.90%	0.90%	N/A	3.56%	21%
12/31/2013	$753,318	0.90%	0.90%	4.01%	4.01%	20%
12/31/2012	$436,750	0.90%	0.90%	5.16%	5.16%	20%
12/31/2011	$345,032	0.90%	0.90%	5.11%	5.11%	20%
Institutional Class
06/30/2016	$380,128	0.55% (f)	0.55% (f)	N/A	4.86% (f)	12% (c)
12/31/2015 (d)	$392,917	0.55% (f)	0.55% (f)	N/A	4.07% (f)	35%
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not annualized for periods less than one full year.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Loomis Sayles Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek high total investment return through a combination of current income and capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 30, 2016

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes, Foreign Government Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Semi-Annual Report - June 30, 2016

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 1,587,340	$ —	$ 1,587,340
Corporate Bonds and Notes	—	452,031,796	988,678	453,020,474
Convertible Bonds	—	48,359,709	—	48,359,709
Foreign Government Bonds and Notes	—	109,770,007	—	109,770,007
Mortgage-Backed Securities	—	590,695	—	590,695
Municipal Bonds and Notes	—	3,823,413	—	3,823,413
U.S. Treasury Bonds and Notes	—	62,014,837	—	62,014,837
Common Stock	5,415,605	—	—	5,415,605
Convertible Preferred Stock	117,959	4,469,774	—	4,587,733
Preferred Stock	1,520,293	5,048,393	—	6,568,686
Short Term Investments	—	37,622,319	—	37,622,319
Total Assets	$ 7,053,857	$ 725,318,283	$ 988,678	$ 733,360,818
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received

Semi-Annual Report - June 30, 2016

or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: distribution adjustments, market discount adjustments, real estate investment trust securities and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2016 were as follows:
Federal tax cost of investments	$741,460,054
Gross unrealized appreciation on investments	47,011,050
Gross unrealized depreciation on investments	(55,110,286)
Net unrealized depreciation on investments	$(8,099,236)
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Fund's financial position or the results of its operations.
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.55% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Loomis, Sayles & Company, L.P. The Fund is not responsible for payment of the sub-advisory fees.
Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.

Semi-Annual Report - June 30, 2016

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $194,106 for the period ended June 30, 2016.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $79,682,390 and $56,044,440, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $2,497,461 and $65,154,699, respectively.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2016, the Fund had securities on loan valued at $28,198,031 and received collateral as reported on the Statement of Assets and Liabilities of $28,997,319 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the collateral pledged by the Fund under the securities lending agreement by class of investment as of June 30, 2016. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$26,053,600
Common Stocks	1,174,125
Convertible Bonds	928,287
Convertible Preferred Stock	7,515
Preferred Stock	34,504
Total secured borrowings	$28,198,031
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2016

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 15, 2016 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Loomis, Sayles & Company, L.P. (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Loomis Sayles Bond Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 16, 2016, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 and GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Initial Class, through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2015. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and a peer group of funds.
The Board noted that, although the Fund was in the fourth quartile of the peer group for the one-year period ended December 31, 2015, for the three-, five- and ten-year periods ended December 31, 2015, the Fund was in the second, first and first quartiles of its peer group, respectively (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also noted that, although the Fund underperformed its benchmark index for the one-year period ended December 31, 2015, the Fund outperformed its benchmark index for the three-, five- and ten- year periods ended December 31, 2015. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios. In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that, although the Fund’s Contractual Management Fee was higher than the median contractual management fees of its peer group of funds (by one basis point), the Fund’s Contractual Management Fee was lower than the average contractual management fees of its peer group of funds, and the Fund’s Management Fee Less Non-Management Expenses was lower than the median and average management fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was below the average and median of its peer group and peer universe and in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser and noted that where the fee charged to GWCM was higher than that charged to other clients, the Board determined that the fee charged to GWCM was reasonable.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 25, 2016